Cover	Feb. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-53754
Entity Registrant Name	VYSTAR CORPORATION
Entity Central Index Key	0001308027
Entity Tax Identification Number	20-2027731
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	725 Southbridge St.
Entity Address, City or Town	Worcester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01610
City Area Code	(508)
Local Phone Number	791-9114
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	VYST
Entity Emerging Growth Company	false